Investment property - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Investment property	$ 32,132	$ 31,179	$ 34,295
Fair value
Disclosure of detailed information about investment property [line items]
Investment property	32,132	31,179
Level 3 | Fair value
Disclosure of detailed information about investment property [line items]
Decrease in investment property	$ 3,200	$ 3,100